Share Capital (Details) - Schedule of stock based compensation - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	$ 458,373	$ 464,773	$ 109,613
Research and Development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	147,696	167,328	16,295
Sales and Marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	47,031	48,671	7,209
General and Administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	$ 263,646	$ 248,774	$ 86,109